Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Net Sales by Product and Geographic Segment (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenues	$ 12,970	$ 13,130	$ 13,531
Net sales, continuing and discontinued operations	13,159	13,702	14,399
Mexico [member]
Disclosure of geographical areas [line items]
Revenues	2,678	2,792	3,211
United States [member]
Disclosure of geographical areas [line items]
Revenues	3,993	3,780	3,614
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	739	749	773
France [member]
Disclosure of geographical areas [line items]
Revenues	795	869	895
Germany [member]
Disclosure of geographical areas [line items]
Revenues	452	414	354
Spain [member]
Disclosure of geographical areas [line items]
Revenues	303	294	287
Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues	943	944	1,039
Colombia [member]
Disclosure of geographical areas [line items]
Revenues	404	504	524
Panama [member]
Disclosure of geographical areas [line items]
Revenues	73	179	222
Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	244	240	249
Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	218	228	202
Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	491	494	570
Philippines [member]
Disclosure of geographical areas [line items]
Revenues	398	458	448
Israel [member]
Disclosure of geographical areas [line items]
Revenues	754	660	630
Other Locations [member]
Disclosure of geographical areas [line items]
Revenues	485	525	513
Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	189	572	868
Operating segments [member] | Cement segment [member]
Disclosure of geographical areas [line items]
Revenues	6,534	6,717	7,116
Net sales, continuing and discontinued operations	6,602	6,946	7,536
Operating segments [member] | Cement segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	2,001	2,009	2,302
Operating segments [member] | Cement segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	1,599	1,608	1,584
Operating segments [member] | Cement segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	201	227	237
Operating segments [member] | Cement segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	210	192	186
Operating segments [member] | Cement segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	233	228	250
Operating segments [member] | Cement segment [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues	643	609	656
Operating segments [member] | Cement segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	294	363	353
Operating segments [member] | Cement segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	67	141	171
Operating segments [member] | Cement segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	245	241	245
Operating segments [member] | Cement segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	185	194	178
Operating segments [member] | Cement segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	458	448	510
Operating segments [member] | Cement segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues	398	457	444
Operating segments [member] | Cement segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	68	229	420
Operating segments [member] | Concrete segment [member]
Disclosure of geographical areas [line items]
Revenues	5,260	5,528	5,610
Net sales, continuing and discontinued operations	5,288	5,638	5,829
Operating segments [member] | Concrete segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	628	798	898
Operating segments [member] | Concrete segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	2,255	2,189	2,088
Operating segments [member] | Concrete segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	274	310	325
Operating segments [member] | Concrete segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	647	720	735
Operating segments [member] | Concrete segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	202	184	197
Operating segments [member] | Concrete segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	83	86	70
Operating segments [member] | Concrete segment [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues	363	378	416
Operating segments [member] | Concrete segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	119	176	189
Operating segments [member] | Concrete segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	14	49	71
Operating segments [member] | Concrete segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	5	9	10
Operating segments [member] | Concrete segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	15	27	27
Operating segments [member] | Concrete segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	32	48	63
Operating segments [member] | Concrete segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	623	554	521
Operating segments [member] | Concrete segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	28	110	219
Operating segments [member] | Aggregates segment [member]
Disclosure of geographical areas [line items]
Revenues	2,207	2,190	2,150
Net sales, continuing and discontinued operations	2,262	2,344	2,386
Operating segments [member] | Aggregates segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	172	196	210
Operating segments [member] | Aggregates segment [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	954	917	850
Operating segments [member] | Aggregates segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	314	290	300
Operating segments [member] | Aggregates segment [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	340	355	353
Operating segments [member] | Aggregates segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	69	62	56
Operating segments [member] | Aggregates segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	24	23	19
Operating segments [member] | Aggregates segment [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues	80	89	94
Operating segments [member] | Aggregates segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	34	53	55
Operating segments [member] | Aggregates segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	4	15	23
Operating segments [member] | Aggregates segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	7	5	5
Operating segments [member] | Aggregates segment [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	5	8	9
Operating segments [member] | Aggregates segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	9	11	14
Operating segments [member] | Aggregates segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues			3
Operating segments [member] | Aggregates segment [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	195	166	159
Operating segments [member] | Aggregates segment [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	55	154	236
Operating segments [member] | All other segments [member]
Disclosure of geographical areas [line items]
Revenues	2,700	2,418	3,247
Net sales, continuing and discontinued operations	2,753	2,503	3,391
Operating segments [member] | All other segments [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	587	445	642
Operating segments [member] | All other segments [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	481	332	393
Operating segments [member] | All other segments [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	229	246	281
Operating segments [member] | All other segments [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	8	4	9
Operating segments [member] | All other segments [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	116	43	136
Operating segments [member] | All other segments [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	25	18	17
Operating segments [member] | All other segments [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues	34	28	205
Operating segments [member] | All other segments [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	64	51	92
Operating segments [member] | All other segments [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	4	12	14
Operating segments [member] | All other segments [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	15	9	13
Operating segments [member] | All other segments [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	38	25	24
Operating segments [member] | All other segments [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	24	18	24
Operating segments [member] | All other segments [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues	3	2	2
Operating segments [member] | All other segments [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	113	78	110
Operating segments [member] | All other segments [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues	959	1,107	1,285
Operating segments [member] | All other segments [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	53	85	144
Elimination of intersegment amounts [member]
Disclosure of geographical areas [line items]
Revenues	(3,731)	(3,723)	(4,592)
Net sales, continuing and discontinued operations	(3,746)	(3,729)	(4,743)
Elimination of intersegment amounts [member] | Mexico [member]
Disclosure of geographical areas [line items]
Revenues	(710)	(656)	(841)
Elimination of intersegment amounts [member] | United States [member]
Disclosure of geographical areas [line items]
Revenues	(1,296)	(1,266)	(1,301)
Elimination of intersegment amounts [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Revenues	(279)	(324)	(370)
Elimination of intersegment amounts [member] | France [member]
Disclosure of geographical areas [line items]
Revenues	(200)	(210)	(202)
Elimination of intersegment amounts [member] | Germany [member]
Disclosure of geographical areas [line items]
Revenues	(145)	(67)	(221)
Elimination of intersegment amounts [member] | Spain [member]
Disclosure of geographical areas [line items]
Revenues	(62)	(61)	(69)
Elimination of intersegment amounts [member] | Rest of EMEAA [member]
Disclosure of geographical areas [line items]
Revenues	(177)	(160)	(332)
Elimination of intersegment amounts [member] | Colombia [member]
Disclosure of geographical areas [line items]
Revenues	(107)	(139)	(165)
Elimination of intersegment amounts [member] | Panama [member]
Disclosure of geographical areas [line items]
Revenues	(16)	(38)	(57)
Elimination of intersegment amounts [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Revenues	(28)	(24)	(24)
Elimination of intersegment amounts [member] | Dominican Republic [member]
Disclosure of geographical areas [line items]
Revenues	(25)	(26)	(36)
Elimination of intersegment amounts [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Revenues	(32)	(31)	(41)
Elimination of intersegment amounts [member] | Philippines [member]
Disclosure of geographical areas [line items]
Revenues	(3)	(1)	(1)
Elimination of intersegment amounts [member] | Israel [member]
Disclosure of geographical areas [line items]
Revenues	(177)	(138)	(160)
Elimination of intersegment amounts [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Revenues	(474)	(582)	(772)
Elimination of intersegment amounts [member] | Discontinued Operations [member]
Disclosure of geographical areas [line items]
Revenues	$ (15)	$ (6)	$ (151)